Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0002094989
Registrant Name	RUI Holdings Inc
Registration File Number	333-296157
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A